FORUM FUNDS
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101
February 12, 2018
VIA FILING
U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:       Forum Funds (the "Registrant")
File Nos. 002-67052/811-03023
Filing Pursuant to Rule 497(e)

Ladies and Gentlemen:
Enclosed for filing pursuant to Rule 497(e) of the Securities Act of 1933, as amended, (the "1933 Act") are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated February 1, 2018 to the Prospectus dated May 1, 2017, for Lisanti Small Cap Growth Fund (f/k/a Dinosaur Lisanti Small Cap Growth Fund), a series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act on February 1, 2018 (accession number 0001435109-18-000104).
If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2076 or by email at zac.tackett@atlanticfundservices.com.
Sincerely,
/s/ Zachary R. Tackett
Zachary R. Tackett, Esq.
Vice President and Secretary to the Registrant

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